Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total revenues	$ 839,359	$ 948,911
Cost of revenues	(742,048)	(550,822)
Gross profit	97,311	398,089
Operating expenses:
Research and development	3,312,699	7,944,089
General and administrative	4,482,552	6,692,904
Total operating expenses	7,795,251	14,636,993
Loss from operations	(7,697,940)	(14,238,904)
Other income (expense):
Foreign currency transaction gain (loss)	1,483	(30,549)
Interest income (expense), net	(49,129)	(822,611)
Research and development incentives	23,784	132,869
CARES Act Employee Retention Credit	120,771
Other income	43,223	5,921
Loss on extinguishment of debt	(393,791)
Change in fair value of convertible debt	43,066
Total other income (expense)	(210,593)	(714,370)
Net loss before income taxes	(7,908,533)	(14,953,274)
Income tax benefit	1,767,803	1,154,935
Net loss applicable to common stockholders	$ (6,140,730)	$ (13,798,339)
Basic net loss per share (in Dollars per share)	$ (0.79)	$ (4.81)
Diluted net loss per share (in Dollars per share)	$ (0.79)	$ (4.81)
Basic weighted average common shares outstanding (in Shares)	7,758,036	2,871,345
Diluted weighted average common shares outstanding (in Shares)	7,758,036	2,871,345
Licensing revenue
Total revenues		$ 250,000
Grant revenue
Total revenues	$ 839,359	$ 698,911